UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number       811-21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Floating Rate Income Fund (JFR)
April 30, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 119.3% (86.3% of Total Investments) (4)

	Aerospace & Defense – 1.3% (0.9% of Total Investments)

$337	Hawker Beechcraft, LLC, LC Facility	2.307%	3/26/14	CCC+	$297,810
477	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	486,397
5,454	Hawker Beechcraft, LLC, Term Loan	2.238%	3/26/14	CCC+	4,815,992
1,910	Transdigm, Inc., Term Loan	4.000%	6/30/17	Ba2	1,933,530

8,178	Total Aerospace & Defense				7,533,729

	Airlines – 1.7% (1.2% of Total Investments)

3,000	Delta Air Lines, Inc., Revolving Loan, Delayed Draw	0.750%	3/28/13	Ba2	(102,187)
10,370	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	10,135,137

13,370	Total Airlines				10,032,950

	Auto Components – 2.6% (1.9% of Total Investments)

10,321	Federal-Mogul Corporation, Tranche B, Term Loan	2.173%	12/29/14	Ba3	10,083,710
5,699	Federal-Mogul Corporation, Tranche C, Term Loan	2.151%	12/28/15	Ba3	5,568,584

16,020	Total Auto Components				15,652,294

	Biotechnology – 1.4% (1.0% of Total Investments)

6,000	Grifols, Term Loan, WI/DD	0.000%	11/01/16	BB	6,066,528
2,500	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	Ba2	2,346,562

8,500	Total Biotechnology				8,413,090

	Building Products – 2.3% (1.6% of Total Investments)

2,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	2,075,834
11,277	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	11,392,917

13,277	Total Building Products				13,468,751

	Capital Markets – 0.3% (0.2% of Total Investments)

590	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	595,060
1,405	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	1,418,145

1,995	Total Capital Markets				2,013,205

	Chemicals – 3.4% (2.5% of Total Investments)

1,393	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.000%	5/05/15	Ba3	1,388,633
594	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.063%	5/05/15	Ba3	592,121
3,420	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	3,546,707
3,422	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	3,548,885
2,873	Styron S.a.r.l. Corporation,Term Loan	6.000%	8/02/17	B+	2,906,004
7,980	Univar, Inc., Term Loan	5.000%	6/30/17	B	8,050,535

19,682	Total Chemicals				20,032,885

	Commercial Banks – 0.3% (0.2% of Total Investments)

1,995	Fifth Third Processing Solutions LLC, Term Loan	5.500%	11/03/16	BB-	2,015,698

	Commercial Services & Supplies – 0.9% (0.7% of Total Investments)

490	ServiceMaster Company, Delayed Term Loan	2.720%	7/24/14	B+	483,309
4,924	ServiceMaster Company, Term Loan	2.763%	7/24/14	B+	4,853,222

5,414	Total Commercial Services & Supplies				5,336,531

	Communications Equipment – 4.8% (3.5% of Total Investments)

9,956	Avaya, Inc., Term Loan	3.061%	10/27/14	B1	9,753,968
8,499	Avaya, Inc., Term Loan B3	4.811%	10/26/17	B1	8,245,833
9,533	Intelsat, Term Loan	5.250%	4/02/18	BB-	9,639,839
973	Telcordia Technologies, Inc., New Term Loan	6.750%	4/30/16	B+	976,104

28,961	Total Communications Equipment				28,615,744

	Consumer Finance – 0.2% (0.1% of Total Investments)

992	Peach Holdings, Inc., Term Loan	7.250%	11/21/13	CCC-	867,957

	Containers & Packaging – 0.5% (0.4% of Total Investments)

2,843	Graham Packaging Company LP, Term Loan C	6.750%	4/05/14	B+	2,874,104

	Diversified Consumer Services – 2.0% (1.5% of Total Investments)

5,985	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/17/17	B+	6,023,627
2,394	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	2,446,867
3,676	Cengage Learning Acquisitions, Inc., Term Loan	2.460%	7/03/14	B+	3,544,946

12,055	Total Diversified Consumer Services				12,015,440

	Diversified Financial Services – 2.4% (1.7% of Total Investments)

2,072	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	2,106,457
1,723	FoxCo Acquisition Sub LLC, Term Loan	4.768%	7/14/15	B+	1,731,143
1,500	Nexeo Solutions LLC, Term Loan	5.000%	2/16/17	B1	1,510,000
8,661	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	8,753,621

13,956	Total Diversified Financial Services				14,101,221

	Diversified Telecommunication Services – 1.5% (1.1% of Total Investments)

6,800	Level 3 Financing, Inc., Term Loan	2.533%	3/13/14	B+	6,712,341
294	MetroPCS Wireless, Inc., Tranche B1, Term Loan	4.071%	11/03/13	Ba1	294,859
1,987	WideOpenWest Finance LLC, Term Loan, First Lien	2.721%	6/30/14	B1	1,924,515

9,081	Total Diversified Telecommunication Services				8,931,715

	Electric Utilities – 0.7% (0.5% of Total Investments)

4,781	TXU Corporation, 2014 Term Loan	3.736%	10/10/14	B2	4,132,987

	Electrical Equipment – 1.9% (1.4% of Total Investments)

11,088	Allison Transmission Holdings, Inc., Term Loan	2.990%	8/07/14	B	11,089,616

	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)

4,000	NDS Group, Ltd., Term Loan	4.000%	3/12/18	Ba2	4,017,500

	Food & Staples Retailing – 2.7% (2.0% of Total Investments)

16,577	U.S. Foodservice, Inc., Term Loan	2.710%	7/03/14	B2	16,073,086

	Food Products – 2.3% (1.7% of Total Investments)

240	Darling International, Inc., Term Loan	5.000%	12/17/16	BBB-	242,100
2,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	8.750%	6/14/12	BB-	2,032,450
4,982	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	5,031,533
3,980	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	4,015,653
2,220	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	2,249,410

13,422	Total Food Products				13,571,146

	Health Care Equipment & Supplies – 0.6% (0.5% of Total Investments)

143	Fenwal, Inc., Delayed Term Loan	2.561%	2/28/14	B	134,762
833	Fenwal, Inc., Term Loan	2.561%	2/28/14	B	786,057
1,125	Symbion, Inc., Term Loan A	3.461%	8/23/13	B1	1,091,228
1,740	Symbion, Inc., Term Loan B	3.461%	8/25/14	B1	1,688,271

3,841	Total Health Care Equipment & Supplies				3,700,318

	Health Care Providers & Services – 13.6% (9.8% of Total Investments)

1,485	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,493,662
405	Community Health Systems, Inc., Delayed Term Loan	2.561%	7/25/14	BB	395,480
7,862	Community Health Systems, Inc., Term Loan	2.561%	7/25/14	BB	7,684,814
5,250	Emergency Medical Services, Term Loan, DD1	5.250%	4/27/18	B+	5,288,719
5,555	Gentiva Health Services, Inc., Term Loan B	4.750%	8/17/16	Ba2	5,624,121
15,000	Golden Living, Term Loan, WI/DD	5.000%	4/28/18	B1	14,751,570
1,133	Healthspring, Term Loan	6.000%	10/21/16	Ba3	1,136,260
1,179	IASIS Healthcare LLC, PIK Term Loan	5.554%	6/16/14	CCC+	1,191,123
5,500	Kindred Healthcare, Term Loan, WI/DD	6.500%	3/28/18	Ba3	5,491,409
4,009	LifeCare, Term Loan	8.063%	2/01/16	Ba2	4,058,662
2,808	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	2,825,942
5,250	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	5,197,500
1,531	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,540,760
1,197	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	1,211,589
4,971	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	4,960,779
2,229	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	2,232,120
8,285	Universal Health Services, Inc., Term Loan B	4.000%	11/15/16	BB+	8,340,831
6,913	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	6,947,692

80,562	Total Health Care Providers & Services				80,373,033

	Hotels, Restaurants & Leisure – 9.8% (7.1% of Total Investments)

4,963	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	4,955,220
1,000	Ameristar Casinos, Inc., Term Loan B	4.000%	4/16/18	BB+	1,010,446
72	Buffets, Inc., 1st Lien PF/LC Loan	7.557%	4/22/15	B-	65,867
5,486	Burger King Corporation, Tranche B	4.500%	10/19/16	BB-	5,490,151
2,800	Caesars Octavius LLC, Term Loan, WI/DD	9.250%	4/25/17	B	2,808,728
994	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	1,008,932
1,500	Harrah’s Operating Company, Inc., Term Loan B1	3.274%	1/28/15	B	1,409,475
3,000	Harrah’s Operating Company, Inc., Term Loan B2	3.255%	1/28/15	B	2,817,501
1,975	Harrah’s Operating Company, Inc., Term Loan B3	3.274%	1/28/15	B	1,855,722
4,905	Orbitz Worldwide, Inc., Term Loan	3.253%	7/25/14	B+	4,671,681
581	OSI Restaurant Partners LLC, Revolver	0.099%	6/14/13	B+	570,929
5,250	OSI Restaurant Partners LLC, Term Loan	2.500%	6/14/14	B+	5,159,253
3,569	Reynolds Group Holdings, Inc., US Term Loan	4.250%	2/09/18	BB	3,593,377
6,831	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	6,890,487
4,300	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.250%	6/30/16	BB	4,342,106
1,925	Travelport LLC, Delayed Term Loan	4.744%	8/21/15	Ba3	1,889,357
674	Travelport LLC, Letter of Credit	4.807%	8/21/15	Ba3	661,607
3,199	Travelport LLC, Term Loan	4.744%	8/21/15	Ba3	3,139,425
1,230	Venetian Casino Resort LLC, Delayed Term Loan	3.000%	11/23/16	BB-	1,212,044
4,159	Venetian Casino Resort LLC, Tranche B, Term Loan	3.000%	11/23/16	BB-	4,095,414

58,413	Total Hotels, Restaurants & Leisure				57,647,722

	Household Products – 3.2% (2.3% of Total Investments)

7,541	Spectrum Brands, Inc., Term Loan	5.010%	6/17/16	B2	7,638,202
10,973	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	11,039,652

18,514	Total Household Products				18,677,854

	Industrial Conglomerates – 0.7% (0.5% of Total Investments)

1,990	Evertec, Inc., Term Loan	5.500%	9/30/16	BB-	2,004,925
2,133	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	2,138,666

4,123	Total Industrial Conglomerates				4,143,591

	Internet Software & Services – 1.3% (0.9% of Total Investments)

756	Open Solutions, Inc., Term Loan B	2.395%	1/23/14	BB-	677,892
2,940	Sabre, Inc., Term Loan	2.229%	9/30/14	B1	2,722,625
3,914	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB	3,982,032

7,610	Total Internet Software & Services				7,382,549

	IT Services – 7.2% (5.2% of Total Investments)

800	Attachmate Corporation, Second Lien Term Loan, WI/DD	9.500%	10/27/17	CCC+	799,000
5,000	Attachmate Corporation, Term Loan, DD1	6.500%	4/27/17	BB-	5,012,500
10,947	First Data Corporation, Extended Term Loan	4.213%	3/24/18	B+	10,403,610
181	First Data Corporation, Term Loan B1	2.963%	9/24/14	B+	171,806
473	First Data Corporation, Term Loan B2	2.963%	9/24/14	B+	450,125
511	First Data Corporation, Term Loan B3	2.963%	9/24/14	B+	486,544
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	3.970%	7/28/12	B+	121,039
1,851	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	5.970%	7/28/15	B+	1,813,633
4,808	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	8.200%	9/02/14	N/R	3,998,645
2,842	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw, DD1	6.461%	3/02/14	CCC+	2,600,125
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	3.970%	7/28/12	B+	256,803
4,908	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien, DD1	6.461%	3/02/14	CCC+	4,514,135
3,540	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	5.970%	7/28/15	B+	3,520,737
6,020	SunGard Data Systems, Inc., Term Loan B	1.979%	2/28/14	BB	5,972,476
2,394	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB-	2,421,430

44,656	Total IT Services				42,542,608

	Leisure Equipment & Products – 3.0% (2.2% of Total Investments)

2,042	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB-	2,058,160
14,278	Bombardier Recreational Products, Inc., Term Loan	2.786%	6/28/13	B-	14,186,360
1,674	Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	1,691,782

17,994	Total Leisure Equipment & Products				17,936,302

	Media – 9.0% (6.5% of Total Investments)

1,500	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.711%	3/06/14	BB+	1,483,594
1,600	Gray Television, Inc., Term Loan B	3.750%	12/31/14	B	1,592,358
5,439	Interactive Data Corporation, Term Loan B	4.750%	2/11/18	Ba3	5,482,620
3,201	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	3,215,255
1,388	Miramax Film, LLC, Term Loan	7.750%	7/01/16	Ba2	1,405,039
67	Nielsen Finance LLC, Term Loan A	2.231%	8/09/13	Ba2	66,617
5,350	Spanish Broadcasting System, Inc., Term Loan B	2.060%	6/11/12	B-	5,221,563
2,724	SuperMedia, Term Loan	11.000%	12/31/15	B-	1,838,030
12,432	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	8,680,262
22,494	Univision Communications, Inc., Term Loan	4.461%	3/31/17	B	22,039,470
4,775	Yell Group PLC, Term Loan	3.961%	7/31/14	N/R	1,929,126

60,970	Total Media				52,953,934

	Metals & Mining – 2.6% (1.9% of Total Investments)

3,000	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	3,020,157
2,000	John Maneely Company, Term Loan	4.750%	4/01/17	BB	2,009,150
4,988	Novelis, Inc., Term Loan	4.000%	3/10/17	BB-	5,045,170
5,000	Walter Energy, Term Loan	4.000%	4/02/18	BB-	5,049,690

14,988	Total Metals & Mining				15,124,167

	Multiline Retail – 0.8% (0.6% of Total Investments)

4,780	Neiman Marcus Group, Inc., Term Loan	4.310%	4/06/16	BB-	4,795,216

	Oil, Gas & Consumable Fuels – 2.5% (1.8% of Total Investments)

680	Alon USA Energy, Inc., Edgington Facility	2.561%	8/05/13	B+	605,446
5,442	Alon USA Energy, Inc., Paramount Facility	2.527%	8/05/13	B+	4,843,444
2,105	Big West Oil LLC, Term Loan	7.000%	3/31/16	B2	2,136,842
1,820	Brand Energy & Infrastructure Services, Inc., Term Loan B	2.563%	2/07/14	B	1,779,035
2,910	CCS Income Trust, Term Loan	3.242%	11/14/14	B	2,786,836
2,700	Western Refining, Inc., Term Loan	7.500%	3/15/17	B	2,739,776

15,657	Total Oil, Gas & Consumable Fuels				14,891,379

	Paper & Forest Products – 1.6% (1.1% of Total Investments)

4,707	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	4,872,179
4,713	Wilton Products, Term Loan	3.570%	8/01/14	N/R	4,524,348

9,420	Total Paper & Forest Products				9,396,527

	Personal Products – 1.6% (1.2% of Total Investments)

5,599	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	5,646,114
3,960	Revlon Consumer Products Corporation, Term Loan	6.000%	3/11/15	BB-	3,987,534

9,559	Total Personal Products				9,633,648

	Pharmaceuticals – 1.7% (1.2% of Total Investments)

2,793	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	2,807,401
1,995	Edwards Limited New Term Loan, First Lien	5.500%	5/31/16	B+	2,002,481
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	4.941%	5/03/13	Ca	318,752
1,546	Graceway Pharmaceuticals LLC, Term Loan, (5)	4.961%	5/03/12	Caa2	935,159
1,862	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	1,879,847
931	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	939,923
1,280	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	1,292,395

16,032	Total Pharmaceuticals				10,175,958

	Professional Services – 0.1% (0.1% of Total Investments)

629	Vertrue Inc., Term Loan	5.310%	8/16/14	B1	565,941

	Real Estate Investment Trust – 2.1% (1.5% of Total Investments)

12,390	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	B1	12,317,200

	Real Estate Management & Development – 4.2% (3.1% of Total Investments)

13,902	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	13,867,013
5,250	LNR Property Corporation, Term Loan, WI/DD	4.750%	4/26/16	Ba2	5,289,375
6,131	Realogy Corporation, Delayed Term Loan	4.562%	10/10/16	B1	5,773,794

25,283	Total Real Estate Management & Development				24,930,182

	Road & Rail – 2.1% (1.5% of Total Investments)

647	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba1	650,624
11,674	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	11,822,359

12,321	Total Road & Rail				12,472,983

	Semiconductors & Equipment – 3.7% (2.7% of Total Investments)

12,267	Freescale Semiconductor, Inc., Term Loan	4.493%	12/01/16	B1	12,287,903
8,000	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B-	8,095,000
1,670	Spansion LLC, Term Loan	6.250%	2/09/15	BB-	1,683,815

21,937	Total Semiconductors & Equipment				22,066,718

	Software – 2.5% (1.8% of Total Investments)

3,496	Dealer Computer Services, Inc., Term Loan	3.750%	4/21/18	BB+	3,530,600
7,000	IPC Systems, Inc., Term Loan, Second Lien	5.557%	6/01/15	CCC	6,842,500
4,631	IPC Systems, Inc., Term Loan	2.517%	6/02/14	B1	4,573,492

15,127	Total Software				14,946,592

	Specialty Retail – 7.0% (5.0% of Total Investments)

9,476	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	9,478,884
825	Claire’s Stores, Inc., Term Loan B	3.051%	5/29/14	B	783,495
1,496	Gymboree Corporation, Term Loan	5.000%	2/23/18	B+	1,502,172
3,000	J Crew Group, Term Loan	4.750%	3/07/18	B1	2,998,383
5,500	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	5,506,875
6,934	Michaels Stores, Inc., Term Loan B1	2.584%	10/31/13	B+	6,883,834
1,143	Michaels Stores, Inc., Term Loan B2	4.834%	7/31/16	B+	1,151,124
2,228	Petco Animal Supplies, Inc., Term Loan	4.500%	11/24/17	B1	2,250,007
2,000	Pilot Travel Centers LLC, Term Loan	4.250%	3/30/18	BB+	2,016,250
8,625	Toys “R” Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	8,703,186

41,227	Total Specialty Retail				41,274,210

	Wireless Telecommunication Services – 4.5% (3.2% of Total Investments)

10,657	Asurion Corporation, Term Loan	3.248%	7/03/14	B+	10,628,480
14,460	Clear Channel Communications, Inc., Tranche B, Term Loan	3.861%	11/13/15	CCC+	12,908,898
3,203	MetroPCS Wireless, Inc., Tranche B2, Term Loan	4.071%	11/03/16	Ba1	3,223,218

28,320	Total Wireless Telecommunication Services				26,760,596

$730,540	Total Variable Rate Senior Loan Interests (cost $689,918,491)				705,498,877

Shares	Description (1)				Value

	Common Stocks – 3.6% (2.6% of Total Investments)

	Building Products – 1.9% (1.4% of Total Investments)

301,905	Masonite Worldwide Holdings, (6),(7)				$11,472,390

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

42,041	BLB Worldwide Holdings Inc. (7)				441,430

	Media – 1.6% (1.1% of Total Investments)

36,467	Citadel Broadcasting Corp Class B Shares, (6)				1,243,525
8,135	Citadel Broadcasting Corporation, (6)				277,322
215,163	Metro-Goldwyn-Mayer (7)				4,859,091
13,347	Philadelphia Newspapers LLC (7)				1,361,394
49,989	Readers Digest Association Inc., (6)(7)				1,637,140

	Total Media				9,378,472

	Total Common Stocks (cost $31,273,260)				21,292,292

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 0.4% (0.3% of Total Investments)

	Communications Equipment – 0.4% (0.3% of Total Investments)

$1,500	Nortel Networks Corporation, (5)	1.750%	4/15/12	N/R	$1,305,000
1,000	Nortel Networks Corporation	2.125%	4/15/14	D	870,000

2,500	Total Communications Equipment, (5)				2,175,000

$2,500	Total Convertible Bonds (cost $2,132,500)				2,175,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 5.6% (4.1% of Total Investments)

	Biotechnology – 0.1% (0.1% of Total Investments)

$1,023	Angiotech Pharmaceuticals, Inc.	4.060%	12/01/13	N/R	$913,028

	Construction Materials – 0.1% (0.1% of Total Investments)

500	Headwaters Inc., 144A	7.625%	4/01/19	B+	508,750

	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)

2,000	Nortel Networks Limited, (5)	0.000%	7/15/11	N/R	1,760,000

	Health Care Providers & Services – 0.4% (0.3% of Total Investments)

2,000	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	2,060,000
500	Select Medical Corporation	6.211%	9/15/15	CCC+	488,750

2,500	Total Health Care Providers & Services				2,548,750

	Health Care Technology – 0.5% (0.3% of Total Investments)

2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,700,000

	IT Services – 1.1% (0.9% of Total Investments)

5,000	First Data Corporation, 144A	7.375%	6/15/19	B+	5,093,750
1,167	First Data Corporation	10.550%	9/24/15	B-	1,219,246

6,167	Total IT Services				6,312,996

	Media – 0.8% (0.6% of Total Investments)

2,250	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	2,188,125
3,700	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,673,250

5,950	Total Media				4,861,375

	Multiline Retail – 0.4% (0.3% of Total Investments)

2,250	Spectrum Brands Inc., 144A	9.500%	6/15/18	B1	2,514,375

	Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)

2,500	Western Refining Inc., 144A	10.750%	6/15/14	B	2,700,000

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

2,000	Verso Paper Holdings LLC	4.023%	8/01/14	B	1,940,000

	Road & Rail – 0.7% (0.5% of Total Investments)

2,000	Avis Budget Car Rental	2.813%	5/15/14	B	1,945,000
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B-	2,195,000

4,000	Total Road & Rail				4,140,000

	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,242,500

$33,390	Total Corporate Bonds (cost $31,014,932)				33,141,774

Shares	Description (1)				Value

	Investment Companies – 2.2% (1.6% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,732,958
963,820	Eaton Vance Senior Income Trust				7,055,163

	Total Investment Companies (cost $11,947,776)				12,788,121

Shares	Description (1)				Value

	Warrants – 0.7% (0.5% of Total Investments)

117,325	Citadel Broadcasting Corporation				$4,018,381

	Total Warrants (cost $3,575,479)				4,018,381

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 6.3% (4.6% of Total Investments)

$37,201	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/11, repurchase price $37,201,144, collateralized by $36,355,000 U.S. Treasury Notes, 4.500%, due 11/30/11, value $37,945,531	0.010%	5/02/11		$37,201,113

	Total Short-Term Investments (cost $37,201,113)				37,201,113

	Total Investments (cost $807,063,551) – 138.1%				816,115,558

	Borrowings – (33.5)% (8), (9)				(197,740,000)

	Other Assets Less Liabilities – (4.8)%				(27,244,802)

	Net Assets Applicable to Common Shares – 100%				$591,130,756

Investments in Derivatives
Swaps outstanding at April 30, 2011:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)

Goldman Sachs	$49,435,000	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/11	4/20/14	$(173,080)
Goldman Sachs	49,435,000	Receive	1-Month USD-LIBOR	0.344	Monthly	4/20/11	4/20/12	(19,802)
Morgan Stanley	49,435,000	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/11	4/20/16	(308,636)

								$(501,518)

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$705,498,877	$—	$705,498,877
Common Stocks*	1,520,847	19,771,445	—	21,292,292
Convertible Bonds	—	2,175,000	—	2,175,000
Corporate Bonds	—	33,141,774	—	33,141,774
Investment Companies	12,788,121	—	—	12,788,121
Warrants	4,018,381	—	—	4,018,381
Short-Term Investments	—	37,201,113	—	37,201,113
Derivatives:
Interest Rate Swaps**	—	(501,518)	—	(501,518)

Total	$18,327,349	$797,286,691	$—	$815,614,040

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation).
During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Interest Rate	Swaps	Unrealized appreciation on swaps*	$—	Unrealized depreciation on swaps*	$501,518

*	Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolios of Investments.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2011, the cost of investments was $808,123,718.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$31,674,743
Depreciation	(23,682,903)

Net unrealized appreciation (depreciation) of investments	$7,991,840

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(8)	Borrowings as a percentage of Total Investments is 24.2%.

(9)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2011